Share Capital - Schedule of Share Purchase Warrants (Details) - Warrants [member]	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Share Capital - Schedule of Share Purchase Warrants (Details) [Line Items]
Beginning balance	1,381,537	2,349,429	5,382,423
weighted average exercise price, Ending	$ 1	$ 1.69	$ 1.71
Number of Warrants, Issued		927,778	1,177,444
weighted average exercise price, Issued		$ 0.65	$ 1.83
Number of Warrants, Expired	(453,759)	(1,895,670)	(4,210,438)
weighted average exercise price, Expired	$ 1.71	$ 1.69	$ 1.73
Ending balance	927,778	1,381,537	2,349,429
weighted average exercise price, Ending	$ 0.65	$ 1	$ 1.69